STATEMENT OF STOCKHOLDERS' DEFICIT - 3 months ended Mar. 31, 2015 - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 14,275		$ 21,450,055	$ (21,416,837)	$ 47,492
Balance, shares at Dec. 31, 2014	142,749,669
Shares issued for services	$ 3,574		488,577		492,151
Shares issued for services, shares	35,739,515
Shares issued for compensation	$ 1,144		320,044		321,188
Shares issued for compensation, shares	11,439,520
Shares issued for legal award	$ 15		$ 1,320		1,335
Shares issued for legal award, shares	150,000
Preferred shares issued for services		$ 300			300
Preferred shares issued for services, shares		3,000,000
Net loss				$ (890,108)	(890,108)
Balance at Mar. 31, 2015	$ 18,908	$ 300	$ 22,260,096	$ (22,306,945)	$ (27,641)
Balance, shares at Mar. 31, 2015	190,078,704	3,000,000